Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (5.2%)
	Freeport-McMoRan Inc.	29,182	1,196
	Steel Dynamics Inc.	5,314	670
	Reliance Steel & Aluminum Co.	2,610	647
	UFP Industries Inc.	6,307	539
	Nucor Corp.	3,161	529
	CF Industries Holdings Inc.	5,600	481
	Olin Corp.	8,052	465
	Mosaic Co.	8,350	444
	Albemarle Corp.	1,546	393
	Commercial Metals Co.	7,281	377
*	Univar Solutions Inc.	10,111	351
	Boise Cascade Co.	4,966	343
	Dow Inc.	5,788	331
	Olympic Steel Inc.	6,029	317
	Chemours Co.	8,962	306
	LyondellBasell Industries NV Class A	3,139	301
	Mueller Industries Inc.	3,788	280
	AdvanSix Inc.	6,715	276
	Southern Copper Corp.	3,712	274
	Westlake Corp.	2,161	258
*	Clearwater Paper Corp.	5,702	220
	Huntsman Corp.	7,480	220
*	US Silica Holdings Inc.	14,808	180
	Cabot Corp.	1,800	143
	Timken Co.	1,636	140
	Alcoa Corp.	2,487	122
	US Steel Corp.	3,434	105
	Materion Corp.	697	78
	American Vanguard Corp.	3,699	77
	Fastenal Co.	944	49
			10,112
Consumer Discretionary (17.2%)
*	Booking Holdings Inc.	434	1,095
*	Capri Holdings Ltd.	20,487	1,016
*	AutoZone Inc.	405	1,007
	H&R Block Inc.	27,257	1,003
	Lowe's Cos. Inc.	4,231	871
*	O'Reilly Automotive Inc.	1,040	863
	PVH Corp.	9,348	750
*	American Airlines Group Inc.	46,668	746
	Scholastic Corp.	13,395	611
	Tapestry Inc.	12,777	556

		Shares	Market Value ($000)
	Academy Sports & Outdoors Inc.	9,234	546
	Lennar Corp. Class A	5,299	513
	Dick's Sporting Goods Inc.	3,872	498
[1]	Dillard's Inc. Class A	1,392	496
*	AutoNation Inc.	3,520	481
	Tempur Sealy International Inc.	11,227	480
*	Brinker International Inc.	11,490	437
	LKQ Corp.	7,514	430
*	Perdoceo Education Corp.	30,470	420
	Omnicom Group Inc.	4,395	398
*	Crocs Inc.	3,232	393
*	Green Brick Partners Inc.	12,530	391
	Ethan Allen Interiors Inc.	13,010	384
	Genuine Parts Co.	2,151	380
	Hibbett Inc.	5,244	377
	Macy's Inc.	18,379	376
	PulteGroup Inc.	6,759	370
	DR Horton Inc.	3,979	368
*	Deckers Outdoor Corp.	880	366
	Boyd Gaming Corp.	5,605	365
*	Cars.com Inc.	18,649	358
	Oxford Industries Inc.	3,007	354
*	United Airlines Holdings Inc.	6,763	351
	Thor Industries Inc.	3,800	346
	TJX Cos. Inc.	4,471	343
	Ralph Lauren Corp. Class A	2,862	338
*	SeaWorld Entertainment Inc.	5,145	332
*	American Axle & Manufacturing Holdings Inc.	35,703	314
	Nexstar Media Group Inc. Class A	1,688	314
	Signet Jewelers Ltd.	4,344	311
	Harley-Davidson Inc.	6,170	293
	Haverty Furniture Cos. Inc.	7,644	289
*	M/I Homes Inc.	4,987	288
	Movado Group Inc.	8,288	287
	Travel + Leisure Co.	6,792	285
*	Chico's FAS Inc.	49,406	284
	Murphy USA Inc.	1,094	279
*	Adient plc	6,509	278
	Lennar Corp. Class B	3,331	272
*	NVR Inc.	51	264
	Penske Automotive Group Inc.	1,814	262
	Winnebago Industries Inc.	4,101	261
	Dana Inc.	16,208	257
*	Urban Outfitters Inc.	9,539	257
	Dine Brands Global Inc.	3,290	252
	BorgWarner Inc. (XNYS)	4,986	251
	Interpublic Group of Cos. Inc.	7,028	250
	Rush Enterprises Inc. Class A	4,370	248
*	Bowlero Corp.	16,057	247
*	Skyline Champion Corp.	3,553	243
*	BJ's Wholesale Club Holdings Inc.	3,350	241
	International Game Technology plc	8,864	235
	Monarch Casino & Resort Inc.	3,173	234
*	Asbury Automotive Group Inc.	1,022	232
	Service Corp. International	3,393	229
*	Taylor Morrison Home Corp. Class A	6,185	222
	Fox Corp. Class A	6,324	221
*	ODP Corp.	4,734	214

		Shares	Market Value ($000)
*	Cavco Industries Inc.	695	198
*	Master Craft Boat Holdings Inc.	5,782	195
[1]	Guess? Inc.	9,194	193
	Group 1 Automotive Inc.	865	191
*	Meritage Homes Corp.	1,736	190
	Bath & Body Works Inc.	4,655	190
	Entravision Communications Corp. Class A	28,838	189
*	Dave & Buster's Entertainment Inc.	4,526	181
	Williams-Sonoma Inc.	1,430	179
	Buckle Inc.	3,682	150
	Sonic Automotive Inc. Class A	2,634	150
	Acushnet Holdings Corp.	2,997	145
	Jack in the Box Inc.	1,821	143
	eBay Inc.	3,066	141
	Best Buy Co. Inc.	1,626	135
*	elf Beauty Inc.	1,805	135
	La-Z-Boy Inc.	4,038	131
	Rollins Inc.	3,727	131
*	Mattel Inc.	7,250	130
	Upbound Group Inc.	4,782	128
	Century Communities Inc.	2,066	124
	Gentex Corp.	4,311	123
	Foot Locker Inc.	2,716	119
*	Ulta Beauty Inc.	230	119
*	Knowles Corp.	6,977	118
*	Visteon Corp.	709	118
	Strategic Education Inc.	1,370	117
	U-Haul Holding Co. (XNYS)	1,805	116
[1]	Nordstrom Inc.	5,956	116
*	MarineMax Inc.	3,358	113
	Bloomin' Brands Inc.	3,939	103
*	Malibu Boats Inc. Class A	1,597	95
*	Thryv Holdings Inc.	3,978	95
*	Stride Inc.	2,101	89
	Ford Motor Co.	7,262	88
	Shoe Carnival Inc.	3,339	88
	Matthews International Corp. Class A	2,176	83
	Whirlpool Corp.	604	83
*	Adtalem Global Education Inc.	2,106	82
	Kontoor Brands Inc.	1,524	79
	News Corp. Class B	4,351	75
*	Golden Entertainment Inc.	1,809	74
	HNI Corp.	2,378	74
	A-Mark Precious Metals Inc.	2,480	73
	Caleres Inc.	2,746	72
*	Genesco Inc.	1,549	70
	Cato Corp. Class A	6,681	62
	John Wiley & Sons Inc. Class A	1,173	52
*	Tri Pointe Homes Inc.	2,041	49
*	Copart Inc.	618	44
	Interface Inc. Class A	4,943	44
	News Corp. Class A	2,446	42
	Advance Auto Parts Inc.	248	36
			33,583
Consumer Staples (6.4%)
	Altria Group Inc.	37,558	1,744
	McKesson Corp.	4,015	1,404
	Philip Morris International Inc.	11,756	1,144

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	7,154	895
	CVS Health Corp.	8,945	747
	Kroger Co.	14,762	637
	Vector Group Ltd.	47,001	624
	Weis Markets Inc.	7,309	559
	Ingles Markets Inc. Class A	6,159	551
	Archer-Daniels-Midland Co.	6,762	538
	SpartanNash Co.	20,093	538
	General Mills Inc.	5,383	428
*	Performance Food Group Co.	5,529	313
	Nu Skin Enterprises Inc. Class A	6,941	276
	Kellogg Co.	3,923	259
	Molson Coors Beverage Co. Class B	4,841	257
	Flowers Foods Inc.	8,967	250
	Coca-Cola Consolidated Inc.	393	219
	Cal-Maine Foods Inc.	3,780	215
	PepsiCo Inc.	1,132	196
	AmerisourceBergen Corp.	845	131
	Kraft Heinz Co.	3,256	127
*	Sprouts Farmers Market Inc.	2,571	78
*	Pilgrim's Pride Corp.	3,222	75
	Campbell Soup Co.	1,368	72
	Casey's General Stores Inc.	326	68
	Edgewell Personal Care Co.	1,488	63
	John B Sanfilippo & Son Inc.	535	48
			12,456
Energy (15.8%)
	Exxon Mobil Corp.	18,206	2,001
	Chevron Corp.	10,802	1,737
	EOG Resources Inc.	12,403	1,402
	Marathon Petroleum Corp.	10,925	1,350
	Valero Energy Corp.	9,932	1,308
	ConocoPhillips	12,144	1,255
	Pioneer Natural Resources Co.	5,523	1,107
	Occidental Petroleum Corp.	17,074	1,000
	Devon Energy Corp.	14,541	784
	Cheniere Energy Inc.	4,924	775
	Phillips 66	5,984	614
	Marathon Oil Corp.	23,649	595
	Civitas Resources Inc.	7,903	555
	Northern Oil and Gas Inc.	15,961	495
	Schlumberger Ltd.	9,022	480
	ChampionX Corp.	15,026	459
*	Helix Energy Solutions Group Inc.	54,286	449
	SunCoke Energy Inc.	46,914	446
	Texas Pacific Land Corp.	242	431
	CONSOL Energy Inc.	7,697	421
	Diamondback Energy Inc.	2,992	421
*	Denbury Inc.	4,904	409
	Helmerich & Payne Inc.	9,693	408
	PDC Energy Inc.	5,916	397
*	Par Pacific Holdings Inc.	13,296	369
	Chord Energy Corp.	2,664	359
*	W&T Offshore Inc.	63,436	356
	California Resources Corp.	8,446	356
	Patterson-UTI Energy Inc.	25,845	354
	Murphy Oil Corp.	8,947	349
	Matador Resources Co.	6,425	346

		Shares	Market Value ($000)
	CVR Energy Inc.	10,738	341
	Targa Resources Corp.	4,533	336
	APA Corp.	8,768	336
	EQT Corp.	9,942	330
	HF Sinclair Corp.	6,606	328
*	NOW Inc.	25,093	322
	Warrior Met Coal Inc.	8,162	312
	Sitio Royalties Corp. Class A	12,861	302
*	Weatherford International plc	4,304	287
	Arch Resources Inc.	1,778	280
	RPC Inc.	31,423	276
*	ProPetro Holding Corp.	31,075	274
*	Antero Resources Corp.	9,970	261
	Liberty Energy Inc. Class A	16,787	256
*	Southwestern Energy Co.	48,377	256
*	Oil States International Inc.	27,955	255
*	MRC Global Inc.	22,155	248
	Delek US Holdings Inc.	9,334	235
	Range Resources Corp.	8,468	228
	PBF Energy Inc. Class A	5,161	226
*	NexTier Oilfield Solutions Inc.	24,680	225
*,1	Earthstone Energy Inc. Class A	15,716	219
*	Kosmos Energy Ltd.	27,545	217
*	Talos Energy Inc.	11,348	202
	VAALCO Energy Inc.	41,090	193
	Ovintiv Inc. (XNYS)	4,446	190
*	SandRidge Energy Inc.	12,278	179
	Coterra Energy Inc.	6,911	173
	Permian resources Corp. Class A	14,713	159
	SM Energy Co.	5,320	157
	Comstock Resources Inc.	12,816	156
	Antero Midstream Corp.	14,477	153
*	REX American Resources Corp.	4,493	148
*	Expro Group Holdings NV	6,377	145
*	Oceaneering International Inc.	6,799	142
	Magnolia Oil & Gas Corp. Class A	5,907	129
*	Golar LNG Ltd.	5,265	120
*	Noble Corp. plc	2,789	116
	Berry Corp.	11,528	109
	Select Energy Services Inc. Class A	12,369	92
[1]	Kinetik Holdings Inc. Class A	2,950	88
*	Newpark Resources Inc.	10,149	45
	Hess Corp.	296	40
*	Vitesse Energy Inc.	1	—
			30,874
Financials (15.6%)
	Bank of New York Mellon Corp.	21,224	1,080
	American International Group Inc.	16,874	1,031
	MetLife Inc.	13,364	959
	Morgan Stanley	8,643	834
	Aon plc Class A (XNYS)	2,689	818
	CNO Financial Group Inc.	25,177	645
	Unum Group	14,103	628
*	PRA Group Inc.	14,155	602
	First Financial Corp.	13,152	578
	Travelers Cos. Inc.	3,065	567
	Associated Banc-Corp.	20,268	469
	First Financial Bancorp	18,400	453

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	11,143	444
	First Commonwealth Financial Corp.	27,408	439
	Jefferies Financial Group Inc.	11,544	436
	MGIC Investment Corp.	31,089	428
	First BanCorp (XNYS)	27,962	406
	Hartford Financial Services Group Inc.	5,053	396
	Allstate Corp.	3,069	395
*	Enstar Group Ltd.	1,614	395
	OFG Bancorp	12,903	393
	Voya Financial Inc.	5,219	389
	Ameriprise Financial Inc.	1,120	384
	Principal Financial Group Inc.	4,256	381
	City Holding Co.	3,673	361
	State Street Corp.	3,986	353
*	Mr Cooper Group Inc.	7,176	333
	Northwest Bancshares Inc.	23,620	326
	Radian Group Inc.	15,273	326
	Popular Inc.	4,527	323
	Wells Fargo & Co.	6,826	319
	HarborOne Bancorp Inc.	23,059	315
	Central Pacific Financial Corp.	13,978	314
	CNA Financial Corp.	6,822	299
*	Encore Capital Group Inc.	5,664	293
	Navient Corp.	16,036	289
	Aflac Inc.	4,226	288
	WesBanco Inc.	7,879	285
	Nelnet Inc. Class A	3,030	284
	Discover Financial Services	2,517	282
	SLM Corp.	19,568	281
	Hope Bancorp Inc.	21,877	280
	Dime Community Bancshares Inc.	8,934	274
	White Mountains Insurance Group Ltd.	187	270
	Equitable Holdings Inc.	8,480	266
	BOK Financial Corp.	2,510	263
	HomeStreet Inc.	10,433	263
	Comerica Inc.	3,744	262
	Oppenheimer Holdings Inc. Class A	5,912	261
	Byline Bancorp Inc.	10,460	258
	Provident Financial Services Inc.	10,847	253
	Heritage Financial Corp.	8,954	250
	PennyMac Financial Services Inc.	4,071	246
	Washington Federal Inc.	7,016	246
	NBT Bancorp Inc.	6,001	244
	Kearny Financial Corp.	23,313	234
	Employers Holdings Inc.	5,106	227
	International Bancshares Corp.	4,645	225
	Amalgamated Financial Corp.	9,419	222
	Federal Agricultural Mortgage Corp. Class C	1,523	216
	Hanmi Financial Corp.	9,038	213
	RLI Corp.	1,519	210
	Assured Guaranty Ltd.	3,295	206
	Bank of NT Butterfield & Son Ltd.	5,711	206
	First American Financial Corp.	3,603	205
	Houlihan Lokey Inc. Class A	2,138	205
	LPL Financial Holdings Inc.	805	201
	Great Southern Bancorp Inc.	3,439	200
	Midland States Bancorp Inc.	7,602	198
	Piper Sandler Cos.	1,311	198

		Shares	Market Value ($000)
*	Credit Acceptance Corp.	438	195
	Flushing Financial Corp.	9,594	187
	Primerica Inc.	974	187
	Cathay General Bancorp	4,315	185
	QCR Holdings Inc.	3,341	179
	Federated Hermes Inc.	4,406	173
	Southside Bancshares Inc.	4,519	173
*	NMI Holdings Inc. Class A	7,372	172
	Chubb Ltd.	779	164
	Safety Insurance Group Inc.	1,995	161
	Commerce Bancshares Inc.	2,334	154
	American Equity Investment Life Holding Co.	3,621	151
	RenaissanceRe Holdings Ltd.	704	151
	S&T Bancorp Inc.	3,977	148
	Northfield Bancorp Inc.	9,782	144
	TrustCo Bank Corp. NY	3,526	132
	Hancock Whitney Corp.	2,533	124
	Affiliated Managers Group Inc.	728	116
	Globe Life Inc.	930	113
	Zions Bancorp NA	2,232	113
	1st Source Corp.	2,198	110
	Preferred Bank	1,521	107
	OceanFirst Financial Corp.	4,121	98
	OneMain Holdings Inc.	2,267	98
	Enact Holdings Inc.	4,032	98
	Essent Group Ltd.	2,258	97
	Reinsurance Group of America Inc.	624	90
	UMB Financial Corp.	984	89
	Berkshire Hills Bancorp Inc.	2,915	85
	Park National Corp.	614	78
	ServisFirst Bancshares Inc.	1,057	78
	Trustmark Corp.	2,483	73
	FNB Corp.	4,663	67
	Ally Financial Inc.	2,159	65
	BankUnited Inc.	1,743	62
	Origin Bancorp Inc.	1,647	62
	Banner Corp.	973	61
*	Arch Capital Group Ltd.	793	56
	Virtus Investment Partners Inc.	257	54
*	Avantax Inc.	1,752	50
	Washington Trust Bancorp Inc.	1,190	50
	Franklin Resources Inc.	1,618	48
	Stewart Information Services Corp.	990	42
	Fulton Financial Corp.	2,327	40
			30,503
Health Care (11.9%)
	Bristol-Myers Squibb Co.	25,355	1,748
*	Regeneron Pharmaceuticals Inc.	2,108	1,603
	Pfizer Inc.	36,426	1,478
	AbbVie Inc.	8,401	1,293
	Cigna Group	4,159	1,215
	Humana Inc.	2,402	1,189
	Gilead Sciences Inc.	14,584	1,174
	Elevance Health Inc.	2,302	1,081
*	Vertex Pharmaceuticals Inc.	2,978	864
	Merck & Co. Inc.	7,803	829
*	Moderna Inc.	5,779	802
	Amgen Inc.	3,190	739

		Shares	Market Value ($000)
	HCA Healthcare Inc.	2,934	714
*	Hologic Inc.	7,880	628
	UnitedHealth Group Inc.	1,282	610
*	Lantheus Holdings Inc.	8,006	592
*	Centene Corp.	7,996	547
	Johnson & Johnson	3,555	545
	Cardinal Health Inc.	6,486	491
*	Catalyst Pharmaceuticals Inc.	27,334	417
*	Molina Healthcare Inc.	1,402	386
*	Medpace Holdings Inc.	1,761	341
	Organon & Co.	13,789	338
*	Biogen Inc.	1,183	319
	Quest Diagnostics Inc.	2,245	311
	Eli Lilly & Co.	976	304
	Premier Inc. Class A	9,001	290
*	Haemonetics Corp.	3,075	239
*	United Therapeutics Corp.	811	199
*	QuidelOrtho Corp.	2,081	181
*	CorVel Corp.	773	139
*	AbCellera Biologics Inc.	16,169	136
*	Hims & Hers Health Inc.	12,034	136
[1]	SIGA Technologies Inc.	19,203	132
*	NextGen Healthcare Inc.	5,998	109
	Laboratory Corp. of America Holdings	452	108
*	Harmony Biosciences Holdings Inc.	2,405	106
	Chemed Corp.	195	102
*	Amphastar Pharmaceuticals Inc.	2,975	95
*	Jazz Pharmaceuticals plc	620	87
	Patterson Cos. Inc.	2,762	73
*	HealthStream Inc.	2,717	70
*	Corcept Therapeutics Inc.	3,026	63
*	Zynex Inc.	4,853	63
*	Shockwave Medical Inc.	315	60
*	Henry Schein Inc.	653	51
*	iTeos Therapeutics Inc.	2,598	46
*	Computer Programs and Systems Inc.	1,438	43
	Abbott Laboratories	404	41
			23,127
Industrials (16.4%)
	American Express Co.	5,409	941
	Caterpillar Inc.	3,643	873
*	Atkore Inc.	4,843	707
*	Modine Manufacturing Co.	28,695	700
*	Builders FirstSource Inc.	8,046	682
	Encore Wire Corp.	3,236	625
	United Rentals Inc.	1,317	617
	Lockheed Martin Corp.	1,181	560
	International Seaways Inc.	10,237	527
*	WESCO International Inc.	2,908	482
	Griffon Corp.	12,281	448
*	Titan Machinery Inc.	9,340	428
	Scorpio Tankers Inc.	7,098	428
	Ardmore Shipping Corp.	23,478	426
	Dorian LPG Ltd.	19,310	424
	Valmont Industries Inc.	1,325	420
*	Teekay Tankers Ltd. Class A	9,266	418
	Louisiana-Pacific Corp.	7,126	417
	Owens Corning	4,192	410

		Shares	Market Value ($000)
	Ryder System Inc.	4,179	409
*	GMS Inc.	6,401	389
	Wabash National Corp.	14,111	387
	Snap-on Inc.	1,536	382
	Synchrony Financial	10,116	361
	Covenant Logistics Group Inc. Class A	10,221	354
	Schneider National Inc. Class B	12,606	354
	General Electric Co.	4,139	351
	AGCO Corp.	2,484	350
	Paychex Inc.	3,138	346
	Terex Corp.	5,680	336
	Resources Connection Inc.	18,477	334
*	Hub Group Inc. Class A	3,621	332
	Applied Industrial Technologies Inc.	2,295	328
	Hubbell Inc. Class B	1,292	325
	SFL Corp. Ltd.	31,041	320
*	Fluor Corp.	8,589	315
*	FTI Consulting Inc.	1,706	313
	General Dynamics Corp.	1,366	311
	Accenture plc Class A	1,154	306
	Automatic Data Processing Inc.	1,378	303
	Marten Transport Ltd.	13,557	299
	H&E Equipment Services Inc.	5,250	291
	EMCOR Group Inc.	1,727	289
	ArcBest Corp.	2,945	283
	Crane Holdings Co.	2,346	281
*	O-I Glass Inc.	12,145	270
*	Gibraltar Industries Inc.	4,962	265
*	XPO Inc.	7,953	265
*	MYR Group Inc.	2,129	257
	Moog Inc. Class A	2,535	250
*	Saia Inc.	906	245
*	ExlService Holdings Inc.	1,461	240
	Johnson Controls International plc	3,833	240
*	AMN Healthcare Services Inc.	2,649	238
	Insperity Inc.	1,894	235
	Acuity Brands Inc.	1,206	234
	Old Dominion Freight Line Inc.	684	232
	McGrath RentCorp.	2,141	220
	Quanex Building Products Corp.	8,496	220
	Heidrick & Struggles International Inc.	6,004	206
*	American Woodmark Corp.	3,904	199
	Air Lease Corp. Class A	4,566	198
	Simpson Manufacturing Co. Inc.	1,832	198
	Kforce Inc.	3,155	197
	DHT Holdings Inc.	16,741	194
*	Cross Country Healthcare Inc.	7,244	192
	Kronos Worldwide Inc.	16,952	191
	Nordic American Tankers Ltd.	42,290	187
*	Aersale Corp.	9,356	186
	Triton International Ltd.	2,586	178
	Jack Henry & Associates Inc.	1,066	175
	Advanced Drainage Systems Inc.	1,957	174
	Greif Inc. Class A	2,442	174
	Werner Enterprises Inc.	3,717	173
	Insteel Industries Inc.	5,730	170
	Apogee Enterprises Inc.	3,695	169
	Cummins Inc.	689	167

		Shares	Market Value ($000)
*,1	Frontline plc	8,840	167
	Genco Shipping & Trading Ltd.	8,607	164
*	AAR Corp.	2,933	160
*	Fair Isaac Corp.	234	159
	nVent Electric plc	3,443	158
	Eagle Materials Inc.	1,114	156
	Matson Inc.	2,336	155
	Crown Holdings Inc.	1,743	151
	Kelly Services Inc. Class A	9,042	151
*	Manitowoc Co. Inc.	7,705	146
	Belden Inc.	1,666	141
	Barrett Business Services Inc.	1,393	134
	Carlisle Cos. Inc.	494	128
	WW Grainger Inc.	191	128
*	Thermon Group Holdings Inc.	4,830	128
	Textainer Group Holdings Ltd.	3,879	128
	Knight-Swift Transportation Holdings Inc.	2,223	126
*	CoreCivic Inc.	12,845	125
*	Teekay Corp.	19,908	124
	Safe Bulkers Inc.	32,289	121
*	WEX Inc.	605	117
	Myers Industries Inc.	4,409	114
	CRA International Inc.	910	113
*	TriNet Group Inc.	1,366	113
*	TrueBlue Inc.	6,004	112
	Expeditors International of Washington Inc.	1,052	110
	Watts Water Technologies Inc. Class A	608	107
	CSW Industrials Inc.	742	105
	Landstar System Inc.	566	102
	Franklin Electric Co. Inc.	1,044	100
*	Sterling Infrastructure Inc.	2,591	100
	Comfort Systems USA Inc.	661	96
	CH Robinson Worldwide Inc.	954	95
	Heartland Express Inc.	5,862	95
	JB Hunt Transport Services Inc.	484	88
*	Keysight Technologies Inc.	523	84
	Booz Allen Hamilton Holding Corp. Class A	880	83
	Badger Meter Inc.	673	82
[1]	Golden Ocean Group Ltd.	7,868	82
	Berry Global Group Inc.	1,263	78
	Western Union Co.	5,851	76
	Kadant Inc.	349	75
	ManpowerGroup Inc.	866	74
[1]	Flex LNG Ltd.	2,127	74
	Forward Air Corp.	708	73
	Watsco Inc.	241	73
*	Conduent Inc.	17,255	69
*	NV5 Global Inc.	632	67
*	Beacon Roofing Supply Inc.	1,000	65
	Robert Half International Inc.	764	62
	Costamare Inc.	5,931	62
	Korn Ferry	1,081	60
*	Franklin Covey Co.	1,269	59
	Westrock Co.	1,858	58
	Enerpac Tool Group Corp. Class A	2,127	57
	United Parcel Service Inc. Class B (XNYS)	280	51
*	Air Transport Services Group Inc.	2,338	49
*	Masonite International Corp.	548	49

		Shares	Market Value ($000)
	Standex International Corp.	397	46
	ABM Industries Inc.	874	42
			31,988
Real Estate (0.1%)
	Newmark Group Inc. Class A	9,197	74
*	Anywhere Real Estate Inc.	7,680	44
*	CBRE Group Inc. Class A	485	41
			159
Technology (10.0%)
	Microchip Technology Inc.	12,684	1,028
	Broadcom Inc.	1,473	875
	International Business Machines Corp.	6,681	864
	Jabil Inc.	10,001	830
	KLA Corp.	2,055	780
	Oracle Corp.	8,693	760
*	Cadence Design Systems Inc.	3,844	742
*	Axcelis Technologies Inc.	5,566	715
	Amkor Technology Inc.	21,346	550
*	Autodesk Inc.	2,605	518
*	Lattice Semiconductor Corp.	5,674	482
	Amdocs Ltd.	5,239	480
*	ON Semiconductor Corp.	6,135	475
	Cognizant Technology Solutions Corp. Class A	7,573	474
*	Photronics Inc.	26,817	472
	HP Inc.	15,821	467
*	Arrow Electronics Inc.	3,275	386
*	Onto Innovation Inc.	4,640	383
*	Cohu Inc.	10,177	379
*,1	GLOBALFOUNDRIES Inc.	5,062	331
*	Super Micro Computer Inc.	3,356	329
	Apple Inc.	2,129	314
	QUALCOMM Inc.	2,477	306
	Dell Technologies Inc. Class C	6,832	278
	Adeia Inc.	27,708	273
*	Gartner Inc.	824	270
*	Alphabet Inc. Class C	2,876	260
*	DXC Technology Co.	9,072	252
*	Sanmina Corp.	3,840	232
	Lam Research Corp.	473	230
	Monolithic Power Systems Inc.	467	226
*	Veradigm Inc.	13,379	222
*	Box Inc. Class A	6,535	218
*	Allegro MicroSystems Inc.	4,925	215
	CSG Systems International Inc.	3,558	200
	Vishay Intertechnology Inc.	9,242	196
	Applied Materials Inc.	1,560	181
*	Diodes Inc.	1,878	172
*	Consensus Cloud Solutions Inc.	4,045	166
	Science Applications International Corp.	1,490	159
	A10 Networks Inc.	10,328	157
*	Kyndryl Holdings Inc.	9,909	155
	Kulicke & Soffa Industries Inc.	2,768	148
*	Qualys Inc.	1,154	136
	Texas Instruments Inc.	793	136
*	Cirrus Logic Inc.	1,291	133
*	Avid Technology Inc.	4,290	125
*	Rambus Inc.	2,793	124

		Shares	Market Value ($000)
*	SMART Global Holdings Inc.	7,335	122
*	PDF Solutions Inc.	3,137	117
*	Synopsys Inc.	322	117
*	CACI International Inc. Class A	381	112
	Teradyne Inc.	1,067	108
	NetApp Inc.	1,541	99
	Hewlett Packard Enterprise Co.	6,277	98
	CTS Corp.	2,183	95
*	NCR Corp.	3,610	92
*	Qorvo Inc.	815	82
*	ePlus Inc.	1,462	79
	Methode Electronics Inc.	1,619	79
*	FormFactor Inc.	2,263	68
*	NetScout Systems Inc.	2,399	68
*	Pure Storage Inc. Class A	2,389	68
*	Alphabet Inc. Class A	700	63
*,1	Vivid Seats Inc. Class A	8,079	62
*	Fabrinet	482	59
	PC Connection Inc.	1,069	47
*	F5 Inc.	308	44
			19,483
Telecommunications (1.0%)
	Cisco Systems Inc.	13,688	663
	AT&T Inc.	18,386	348
*	Extreme Networks Inc.	13,014	244
	Juniper Networks Inc.	6,067	187
*	Clearfield Inc.	2,645	166
	Adtran Holdings Inc.	4,889	85
*	CommScope Holding Co. Inc.	10,811	78
*	WideOpenWest Inc.	4,345	47
*	Calix Inc.	745	38
			1,856
Utilities (0.0%)
*	Heritage-Crystal Clean Inc.	1,335	48
Total Common Stocks (Cost $171,709)			194,189
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $2,308)	23,078	2,308
Total Investments (100.8%) (Cost $174,017)			196,497
Other Assets and Liabilities—Net (-0.8%)			(1,530)
Net Assets (100%)			194,967
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,710,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,779,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2023	34	676	11
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.